Basic and Diluted Net Loss Per Ordinary Share (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Basic and Diluted Net Loss Per Ordinary Share [Abstract]
Potential dilution share	322,195,110	126,450,310